COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 8 - COMMITMENTS AND CONTINGENCIES

Accounts Payable and Accrued Expenses

Accounts payable:	2024	2023
Related parties (1)	$1,448,822	$1,308,051
General operating	5,960,892	5,904,687
Accrued interest on debt (2)	3,500,328	3,002,630
Credit card balances	147,724	148,568
Accrued payroll and other expenses	2,076,012	1,911,997
Taxes and fees payable	633,357	642,640
Total	$13,767,135	$12,918,573

 _______________

(1)	Relates to amounts due to management and members of the Board of Directors according to verbal and written agreements that have not been paid as of period end.
(2)	Portion relating to related parties is $1,220,465 and $1,092,944 for June 30, 2024 and December 31, 2023, respectively.

Operating lease obligations

The Company adopted Topic 842 on January 1, 2019. The Company elected to adopt this standard using the optional modified retrospective transition method and recognized a cumulative-effect adjustment to the consolidated balance sheet on the date of adoption. Comparative periods have not been restated. With the adoption of Topic 842, the Company’s consolidated balance sheet now contains the following line items: Operating lease right-of-use assets, Current portion of operating lease liabilities and Operating lease liabilities, net of current portion.

As all the existing leases subject to the new lease standard were previously classified as operating leases by the Company, they were similarly classified as operating leases under the new standard. The Company has determined that the identified operating leases did not contain non-lease components and require no further allocation of the total lease cost. Additionally, the agreements in place did not contain information to determine the rate implicit in the leases, so we used our estimated incremental borrowing rate as the discount rate. Our weighted average discount rate is 10.0% and the weighted average lease term of 1.96 years.

We have various non-cancelable lease agreements for certain of our tower locations with original lease periods expiring between 2024 and 2044. Our lease terms may include options to extend or terminate the lease when it is reasonably certain we will exercise that option. Certain of the arrangements contain escalating rent payment provisions. An equipment lease described below and leases with an initial term of twelve months have not been recorded on the consolidated balance sheets. We recognize rent expense on a straight-line basis over the lease term.

As of June 30, 2024 and December 31, 2023, operating lease right-of-use assets arising from operating leases were $0 and $0, respectively. During the six months ended June 30, 2024, cash paid for amounts included for the measurement of lease liabilities was $88,813 and the Company recorded lease expense in the amount of $520,755 in cost of sales.

The Company entered an operating agreement to lease colocation space for 5 years.  This operating agreement started October 3, 2020 for $7,140 per month.  In addition, the Company entered into office space for Blue Collar which started April 2021 and runs for 3 years beginning at an average of $4,150 for the first six months, $8,300 for twelve months, $8,549 for the next twelve months and $8,805 for the following twelve months.  All other lease agreements for office space are under lease agreements for one year or less.

See Note 5 disclosure related to troubled debt restructuring for operating leases related to American Tower.

The following is a schedule showing the future minimum lease payments under operating leases by years and the present value of the minimum payments as of June 30, 2024.

2024	6,880,641
2025	611,746
2026	244,565
2027	78,865
2028	7,058
Thereafter	62,118
Total operating lease liabilities	7,884,993
Amount representing interest	(28,939)
Total net present value	$7,856,054

Office lease used by CEO

The Company entered into a lease of 12 months or less for living space which is occupied by Stephen Thomas, Chairman, CEO and President of the Company. Mr. Thomas lives in the space and uses it as his corporate office. The Company has paid $15,000 and $15,000 in rent and utility payments for this space for the six months ended June 30, 2024 and 2023, respectively.

Financing lease obligations

Future minimum lease payments are as follows:

2024	$752,883
2025	—
2026	—
2027	—
2028	—
Thereafter	—
Total financing lease liabilities	752,883
Amount representing interest	—
Total future payments (1)	$752,883

____________________

(1) Included is a Telecom Equipment Lease is with an entity owned and controlled by shareholders of the Company and was due August 31, 2020, as amended.

Other Commitments and Contingencies

Employment Agreements

The Company had employment agreements with certain employees of SDM, K Telecom and Air Fitness. The agreements are such that SDM, K Telecom and Air Fitness, on a standalone basis in each case, must provide sufficient cash flow to financially support the financial obligations within the employment agreements.  The employment agreements for SDM and Aire Fitness were terminated with the exchange of debt for Series E Preferred Stock.  See Note 8.

On May 6, 2020, the Company entered into an agreement to employ Ms. Bing Caudle as Vice President of Product Development of the Media One Live platform for an annual salary of $250,000 for five years, including customary employee benefits. The payment was guaranteed for five years whether or not Ms. Caudle is dismissed with cause.  This employment agreement was effectively modified with the Software Acquisition Agreement described in Note 5 such that the Company is required to make payroll payments of $250,000 per year for five years to Ms. Caudle and payroll payments totaling $150,000 over three years to her daughter.

Litigation

We have been named in a lawsuit by EMA Financial, LLC (“EMA”) for failing to comply with a Securities Purchase Agreement entered into in June 2019. More specifically, EMA claims the Company failed to honor notices of conversion, failed to establish and maintain share reserves, failed to register EMA shares and by failed to assure that EMA shares were Rule 144 eligible within 6 months. EMA has claimed in excess of $7,614,967 in relief. The Company has filed a motion in response for which EMA has filed a motion to dismiss Dated May 14, 2024, the Company and EMA entered into a Settlement Agreement and Release (“EMA Settlement”) whereby the Company agrees to pay EMA $451,765 (“Settlement Amount”), and any accrued interest thereon at 6%, from proceeds of the Company’s financing related to an intended uplist to a major stock exchange. The Company is to notify EMA of the uplist and within 10 business days allow EMA to elect for payment in cash, which is to be at 116% of amounts outstanding at that time, or the option to convert any outstanding amounts to tradeable Common Stock of the Company. The conversion price would be 75% of the 30-day average market closing price of the Company’s Common Stock for the previous thirty business days. Conversion can take place at the earlier of the uplist or January 1, 2025. A default judgement was agreed to by the Company which would allow EMA to file for default judgement under any default under the EMA Settlement for the Settlement Amount and accrued interest at 24%.

We have been named in a lawsuit by a collection law firm on behalf of Pinnacle Towers LLC and Crown Atlantic Company Inc., against TPT Global Tech, Inc. The claim derives from an outstanding debt by incurred by Copperhead Digital. The lawsuit is over unpaid rent that should have been paid by Copperhead Digital but was not paid. The Company believes it has several defenses to this claim and is in the process of communicating with opposing counsel for dismissal of the claims which amount to $386,030 plus interest, costs and attorney fees. The Company has accounted for approximately $600,000 in payables on its consolidated balance sheet as of June 30, 2024 for this subsidiary payable.

We were named in a lawsuit by a collection law firm on behalf of American Tower and related entities, against TPT Global Tech, Inc. The claim derived from an outstanding debt or unpaid tower lease payments. The Company believed it has several defenses to this claim and was communicating with opposing counsel for negotiations of the claims which amounted to $2,891,886, including payment due for all future tower payments not yet incurred under various tower lease agreements. The Company had accounted for approximately $2,962,839 in payables and operating lease liabilities on its consolidated balance sheet as of March 31, 2024 for this liability. On June 11, 2024, American Tower received a summary judgment in the US District Court for the District of Colorado for these claims which amounted to $3,977,702, including $1,062,873 in accrued interest and legal fees. On June 25, 2024, the Company and American Tower entered into a Settlement Agreement to be paid of $1,000,000 for past due tower payments, $85,000 in attorney fees and $1,000,000 in costs to remove the Company’s equipment from American Tower’s towers. This later amount can be reduced as the Company itself removes the equipment. Payment is due no later than December 31, 2024. Default under the Settlement Agreement falls under a Confession of Judgement signed by the Company for $2,085,000, or lessor for any amounts previously paid. This has been accounted for as troubled debt restructuring for which a gain was recognized of $742,728. See Note 5.

In total, lawsuits are being threatened or have been put forth by vendors in relation to tower lease payments in accordance with tower lease agreements that were entered into. The claims are currently being investigated or negotiated and the amount in controversy being claimed is approximately $3,718,378, which the Company has accounted for $4,385,626 in its consolidated balance sheet as of June 30, 2024.

We have been named in lawsuits by three merchant debt companies, Mr. Advance, CLOUDFUND and Fox Capital versus TPT SpeedConnect and TPT for non-payment under the debt agreements for which the companies received judgements against the TPT SpeedConnect and TPT. The judgements totaled $633,264, including legal and other fees for which the Company had $624,531 recorded in Debt Financing Agreements of which $87,065 was remitted to Mr. Advance during 2023 leaving an accrued balance of $537,466 as of June 30, 2024. We are in negotiations with these companies to restructure payment and work out acceptable terms. Management believes it will not have to pay more than what it has recorded in accounts payable.

We have been named in a lawsuit by AHS Staffing, LLC against TPT MedTech, LLC claiming unpayment of $159,959 in billings for medical staffing services rendered by AHS Staffing, LLC on behalf of TPT MedTech. The Company believes it has defenses for a portion of the services rendered but has recorded a payable in accounts payable in the consolidated balance sheet of $120,967. Management does not believe that an unfavorable outcome will result in payment of more than is recorded in accounts payable.

The Company has been named in a lawsuit, Robert Serrett vs. TruCom, Inc., by a former employee who was terminated by management in 2016. The employee was working under an employment agreement but was terminated for breach of the agreement. The former employee is suing for breach of contract and is seeking around $75,000 in back pay and benefits. We learned that Mr. Serrett received a default judgement in Texas on May 15, 2018 for $70,650 plus $3,500 in attorney fees and 5% interest and court costs. However, he has made no attempt that we are aware of to obtain a sister state judgment in Arizona, where TruCom resides, or to try and enforce the judgement and collect. Management believes it has good and meritorious defenses and does not belief the outcome of the lawsuit will have any material effect on the financial position of the Company.

We are not currently involved in any litigation that we believe could have a material adverse effect on our financial condition or results of operations. There is no action, suit, proceeding, inquiry or investigation before or by any court, public board, government agency, self-regulatory organization or body pending or, to the knowledge of the executive officers of our company or any of our subsidiaries, threatened against or affecting our company, our common stock, any of our subsidiaries or of our companies or our subsidiaries’ officers or directors in their capacities as such, in which an adverse decision could have a material adverse effect. We anticipate that we (including current and any future subsidiaries) will from time to time become subject to claims and legal proceedings arising in the ordinary course of business. It is not feasible to predict the outcome of any such proceedings and we cannot assure that their ultimate disposition will not have a materially adverse effect on our business, financial condition, cash flows or results of operations.

Customer Contingencies

The Company has collected $338,725 from one customer in excess of amounts due from that customer in accordance with the customer’s understanding of the appropriate billings activity. The customer has filed a written demand for repayment by the Company of these amounts. Management believes that the customer agreement allows them to keep the amounts under dispute. Given the dispute, the Company has reflected the amounts in dispute as a customer liability on the consolidated balance sheet as of June 30, 2024 and December 31, 2023.

Stock Contingencies

The Company has convertible debt, preferred stock, options and warrants outstanding for which common shares would be required to be issued upon exercise by the holders.  As of June 30, 2024, the following shares would be issued:

Convertible Promissory Notes	25,359,222,938
Series A Preferred Stock (1)	111,229,995,062
Series B Preferred Stock	2,588,693
Series D Preferred Stock (2)	483,943,396
Series E Preferred Stock (3)	40,555,641,509
Series F Preferred Stock (4)	1,415,094,340
Stock Options and Warrants	128,116,666
179,174,602,604

___________

(1)

Holder of the Series A Preferred Stock which is Stephen J. Thomas, is guaranteed 60% of outstanding common stock upon conversion. The Company would have to authorize additional shares for this to occur as only 15,000,000,000 shares are currently authorized.

(2)

Holders of the Series D Preferred Stock may decide after 12 months to convert to common stock @ 75% of the 30 day average market closing price (for previous 30 business days) divided into $5.00. There is also an automatic conversion of the Series D Preferred Stock without consent of holders upon any national exchange listing approval and the registration effectiveness of common stock underlying the conversion rights. The automatic conversion to common from Series D Preferred shall be @ 75% of the 30 day average market closing price (for previous 30 business days) divided into $5.00.

(3)

Holders of the Series E Preferred Stock may decide after 12 months to convert to common stock @ 75% of the 30 day average market closing price (for previous 30 business days) divided into $5.00. There is also an automatic conversion of the Series E Preferred Stock without consent of holders upon any national exchange listing approval and the registration effectiveness of common stock underlying the conversion rights. The automatic conversion to common from Series E Preferred shall be @ 75% of the 30 day average market closing price (for previous 30 business days) divided into $5.00.

(4)

Holders of the Series F Preferred Stock may decide after 12 months to convert to common stock @ 75% of the 30 day average market closing price (for previous 30 business days) divided into $5.00. There is also an automatic conversion of the Series F Preferred Stock without consent of holders upon any national exchange listing approval and the registration effectiveness of common stock underlying the conversion rights. The automatic conversion to common from Series F Preferred shall be @ 75% of the 30 day average market closing price (for previous 30 business days) divided into $5.00.

Part of the consideration in the acquisition of Aire Fitness was the issuance of 500,000 restricted common shares of the Company vesting and issuable after the common stock reaches at least a $1.00 per share closing price in trading.  To date, this has not occurred but may happen in the future upon which the Company will issue 500,000 common shares to the non-controlling interest owners of Aire Fitness.

NOTE 9 - COMMITMENTS AND CONTINGENCIES

Accounts Payable and Accrued Expenses

Accounts payable:	2023	2022
Related parties (1)	$1,308,051	$831,502
General operating	5,288,994	5,395,422
Accrued interest on debt (2)	3,002,630	2,095,955
Credit card balances	148,568	167,517
Accrued payroll and other expenses (3)	1,911,997	951,022
Taxes and fees payable	642,640	642,640
Total	$12,302,880	$10,084,058

_____________

(1)	Relates to amounts due to management and members of the Board of Directors according to verbal and written agreements that have not been paid as of period end.
(2)	Portion relating to related parties is $1,092,944 and $842,340 for December 31, 2023 and 2022, respectively.
(3)	$107,757, net of advances, of this is payable is to Stephen J. Thomas, III, CEO.

Operating lease obligations

The Company adopted Topic 842 on January 1, 2019. The Company elected to adopt this standard using the optional modified retrospective transition method and recognized a cumulative-effect adjustment to the consolidated balance sheet on the date of adoption. Comparative periods have not been restated. With the adoption of Topic 842, the Company’s consolidated balance sheet now contains the following line items: Operating lease right-of-use assets, Current portion of operating lease liabilities and Operating lease liabilities, net of current portion.

As all the existing leases subject to the new lease standard were previously classified as operating leases by the Company, they were similarly classified as operating leases under the new standard. The Company has determined that the identified operating leases did not contain non-lease components and require no further allocation of the total lease cost. Additionally, the agreements in place did not contain information to determine the rate implicit in the leases, so we used our estimated incremental borrowing rate as the discount rate. Our weighted average discount rate is 10.0% and the weighted average lease term of 2.44 years.

We have various non-cancelable lease agreements for certain of our tower locations with original lease periods expiring between 2024 and 2044. Our lease terms may include options to extend or terminate the lease when it is reasonably certain we will exercise that option. Certain of the arrangements contain escalating rent payment provisions. An equipment lease described below and leases with an initial term of twelve months have not been recorded on the consolidated balance sheets. We recognize rent expense on a straight-line basis over the lease term.

As of December 31, 2023 and 2022, operating lease right-of-use assets arising from operating leases were $0 and $0, respectively. During the year ended December 31, 2023, cash paid for amounts included for the measurement of lease liabilities was $356,350 and the Company recorded lease expense in the amount of $941,142 in cost of sales.

The Company entered an operating agreement to lease colocation space for 5 years.  This operating agreement started October 3, 2020 for $7,140 per month.  In addition, the Company entered into office space for Blue Collar which started April 2021 and runs for 3 years beginning at an average of $4,150 for the first six months, $8,300 for twelve months, $8,549 for the next twelve months and $8,805 for the following twelve months.  All other lease agreements for office space are under lease agreements for one year or less.

The following is a schedule showing the future minimum lease payments under operating leases by years and the present value of the minimum payments as of December 31, 2023.

2024	8,493,165
2025	503,128
2026	152,853
2027	9,755
2028	3,882
Thereafter	62,117
Total operating lease liabilities	9,224,900
Amount representing interest	(147,670)
Total net present value	$9,077,230

Office lease used by CEO

During the years ended December 31, 2023 and 2022, the Company entered into a lease of 12 months or less for living space which is occupied by Stephen Thomas, Chairman, CEO and President of the Company. Mr. Thomas lives in the space and uses it as his corporate office. The Company has paid $30,000 and $30,000 in rent and utility payments for this space for the year ended December 31, 2023 and 2022, respectively.

Financing lease obligations

Future minimum lease payments are as follows:

2024	$738,847
2025	—
2026	—
2027	---
2028	---
Thereafter	—
Total financing lease liabilities	738,847
Amount representing interest	—
Total future payments (1)	$738,847

____________________

(1) Included is a Telecom Equipment Lease is with an entity owned and controlled by shareholders of the Company and was due August 31, 2020, as amended.

Other Commitments and Contingencies

Employment Agreements

The Company had employment agreements with certain employees of SDM, K Telecom and Air Fitness. The agreements are such that SDM, K Telecom and Air Fitness, on a standalone basis in each case, must provide sufficient cash flow to financially support the financial obligations within the employment agreements.  The employment agreements for SDM and Aire Fitness were terminated with the exchange of debt for Series E Preferred Stock.  See Note 8.

On May 6, 2020, the Company entered into an agreement to employ Ms. Bing Caudle as Vice President of Product Development of the Media One Live platform for an annual salary of $250,000 for five years, including customary employee benefits. The payment was guaranteed for five years whether or not Ms. Caudle is dismissed with cause.  This employment agreement was effectively modified with the Software Acquisition Agreement described in Note 5 such that the Company is required to make payroll payments of $250,000 per year for five years to Ms. Caudle and payroll payments totaling $150,000 over three years to her daughter.

Litigation

We have been named in a lawsuit by EMA Financial, LLC (“EMA”) for failing to comply with a Securities Purchase Agreement entered into in June 2019.   More specifically, EMA claims the Company failed to honor notices of conversion, failed to establish and maintain share reserves, failed to register EMA shares and by failed to assure that EMA shares were Rule 144 eligible within 6 months.  EMA has claimed in excess of $7,614,967 in relief.  The Company has filed a motion in response for which EMA has filed a motion to dismiss.   The Company does not believe at this time that any negative outcome would result in more than the $1,006,997 it has recorded on its balance sheet as of December 31, 2023.

We have been named in a lawsuit by a collection law firm on behalf of Pinnacle Towers LLC and Crown Atlantic Company Inc., against TPT Global Tech, Inc.  The claim derives from an outstanding debt by incurred by Copperhead Digital.  The lawsuit is over unpaid rent that should have been paid by Copperhead Digital but was not paid.  The Company believes it has several defenses to this claim and is in the process of communicating with opposing counsel for dismissal of the claims which amount to $386,030 plus interest, costs and attorney fees.  The Company has accounted for approximately $600,000 in payables on its consolidated balance sheet as of December 31, 2023 for this subsidiary payable.

We have been named in a lawsuit by a collection law firm on behalf of American Tower and related entities, against TPT Global Tech, Inc.  The claim derives from an outstanding debt or unpaid tower lease payments. The Company believes it has several defenses to this claim and is in the process of communicating with opposing counsel for dismissal or negotiation of the claims which amounts to $2,891,886, including payment due for all future tower payments not yet incurred under various tower lease agreements.  The Company has accounted for approximately $2,959,594 in payables and operating lease liabilities on its consolidated balance sheet as of December 31, 2023 for this liability. Management does not believe any negative outcome to this lawsuit would amount to more than this.

In total, lawsuits are being threatened or have been put forth by vendors in relation to tower lease payments in accordance with tower lease agreements that were entered into.  The claims are currently being investigated or negotiated and the amount in controversy being claimed is approximately $5,556,484, which the Company has accounted for $5,926,731 in its consolidated balance sheet as of December 31, 2023.

We have been named in lawsuits by three merchant debt companies, Mr. Advance, CLOUDFUND and Fox Capital versus TPT SpeedConnect and TPT for non-payment under the debt agreements for which the companies received judgements against the TPT SpeedConnect and TPT.  The judgements totaled $633,264, including legal and other fees for which the Company had $624,531 recorded in Debt Financing Agreements of which $87,065 was remitted to Mr. Advance during the year ended December 31, 2023 leaving an accrued balance of $537,466 as of December 31, 2023.  We are in negotiations with these companies to restructure payment and work out acceptable terms.  Management believes it will not have to pay more than what it has recorded in accounts payable.

We have been named in a lawsuit by AHS Staffing, LLC against TPT MedTech, LLC claiming unpayment of $159,959 in billings for medical staffing services rendered by AHS Staffing, LLC on behalf of TPT MedTech. The Company believes it has defenses for a portion of the services rendered but has recorded a payable in accounts payable in the consolidated balance sheet of $120,967. Management does not believe that an unfavorable outcome will result in payment of more than is recorded in accounts payable.

The Company has been named in a lawsuit, Robert Serrett vs. TruCom, Inc., by a former employee who was terminated by management in 2016. The employee was working under an employment agreement but was terminated for breach of the agreement. The former employee is suing for breach of contract and is seeking around $75,000 in back pay and benefits. We learned that Mr. Serrett received a default judgement in Texas on May 15, 2018 for $70,650 plus $3,500 in attorney fees and 5% interest and court costs.  However, he has made no attempt that we are aware of to obtain a sister state judgment in Arizona, where TruCom resides, or to try and enforce the judgement and collect.  Management believes it has good and meritorious defenses and does not belief the outcome of the lawsuit will have any material effect on the financial position of the Company.

We are not currently involved in any litigation that we believe could have a material adverse effect on our financial condition or results of operations. There is no action, suit, proceeding, inquiry or investigation before or by any court, public board, government agency, self-regulatory organization or body pending or, to the knowledge of the executive officers of our company or any of our subsidiaries, threatened against or affecting our company, our common stock, any of our subsidiaries or of our companies or our subsidiaries’ officers or directors in their capacities as such, in which an adverse decision could have a material adverse effect. We anticipate that we (including current and any future subsidiaries) will from time to time become subject to claims and legal proceedings arising in the ordinary course of business. It is not feasible to predict the outcome of any such proceedings and we cannot assure that their ultimate disposition will not have a materially adverse effect on our business, financial condition, cash flows or results of operations.

Customer Contingencies

The Company has collected $338,725 from one customer in excess of amounts due from that customer in accordance with the customer’s understanding of the appropriate billings activity. The customer has filed a written demand for repayment by the Company of these amounts. Management believes that the customer agreement allows them to keep the amounts under dispute. Given the dispute, the Company has reflected the amounts in dispute as a customer liability on the consolidated balance sheet as of December 31, 2023 and 2022.

Stock Contingencies

The Company has convertible debt, preferred stock, options and warrants outstanding for which common shares would be required to be issued upon exercise by the holders.  As of December 31, 2023, the following shares would be issued:

2023
Convertible Promissory Notes	73,476,125,073
Series A Preferred Stock (1)	175,986,864,598
Series B Preferred Stock	2,588,693
Series D Preferred Stock	923,742,574
Series E Preferred Stock	40,465,485,149
Stock Options and warrants	129,116,666
290,983,922,753

_____________________

(1) Holder of the Series A Preferred Stock which is Stephen J. Thomas, is guaranteed 60% of the then outstanding common stock upon conversion.  The Company would have to authorize additional shares for this to occur as only 4,500,000,000 shares were authorized as of December 31, 2023.

Part of the consideration in the acquisition of Air Fitness was the issuance of 500,000 restricted common shares of the Company vesting and issuable after the common stock reaches at least a $1.00 per share closing price in trading.  To date, this has not occurred but may happen in the future upon which the Company will issue 500,000 common shares to the non-controlling interest owners of Air Fitness.